Income taxes (CIT Reconciliation) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CIT at rate of 25%	$ 41,427,639	$ 29,748,226	$ 19,763,496
Tax effect of non-deductible expenses	7,425,406	2,028,153	6,535,308
Unrecognized tax benefits	(1,949,726)	(6,354,200)	(8,628,537)
LAT expense	33,254,340	23,223,407	(3,771,248)
CIT benefit of LAT	(8,313,585)	(5,805,852)	942,812
Changes in valuation allowance	(1,161,335)	4,274,501	0
International rate difference	17,814,114	6,075,360	10,681,232
Income tax on undistributed earnings of PRC subsidiaries	0	3,675,156	440,464
Adjustment of estimated income tax accruals	(1,979,380)	(4,412,050)	3,953,417
Others	(269,598)	58,617	640,674
Actual income tax expense	$ 86,247,875	$ 52,511,318	$ 30,557,618